Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	39 Months Ended	53 Months Ended	60 Months Ended	61 Months Ended	75 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000231078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	32.12%			12.43%
C000231082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	38.14%			13.09%
C000231081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000231080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000231079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000231074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000248998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Enhanced Municipal Yield Completion Fund
C000241944
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	2.66%		6.28%
C000241948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	3.37%		6.26%
C000241947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000241946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000241945
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000241941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000241940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000228428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	19.26%				4.93%	4.82%
C000228432
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	24.51%				5.37%	5.24%
C000228431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000228430
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000228429
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000228427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000228426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000228425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000228424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000218936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	3.31%				4.65%		6.56%
C000218940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	4.01%				4.38%		6.18%
C000218939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000218938
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000218937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000218935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000218934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000218933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000218932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000231078
Average Annual Return [Line Items]
Average Annual Return, Percent	40.20%			13.95%
Without Sales Load [Member] | C000231082
Average Annual Return [Line Items]
Average Annual Return, Percent	39.14%			13.09%
Without Sales Load [Member] | C000231081
Average Annual Return [Line Items]
Average Annual Return, Percent	40.55%			14.23%
Without Sales Load [Member] | C000231080
Average Annual Return [Line Items]
Average Annual Return, Percent	40.61%			14.30%
Without Sales Load [Member] | C000231079
Average Annual Return [Line Items]
Average Annual Return, Percent	40.59%			14.24%
Without Sales Load [Member] | C000231074
Average Annual Return [Line Items]
Average Annual Return, Percent	40.61%			14.30%
Without Sales Load [Member] | C000248998
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%	5.03%
Without Sales Load [Member] | C000241944
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%		7.03%
Without Sales Load [Member] | C000241948
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%		6.26%
Without Sales Load [Member] | C000241947
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%		7.26%
Without Sales Load [Member] | C000241946
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%		7.32%
Without Sales Load [Member] | C000241945
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%		7.28%
Without Sales Load [Member] | C000241941
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%		7.25%
Without Sales Load [Member] | C000241940
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%		7.35%
Without Sales Load [Member] | C000228428
Average Annual Return [Line Items]
Average Annual Return, Percent	26.53%				6.18%	6.04%
Without Sales Load [Member] | C000228432
Average Annual Return [Line Items]
Average Annual Return, Percent	25.51%				5.37%	5.24%
Without Sales Load [Member] | C000228431
Average Annual Return [Line Items]
Average Annual Return, Percent	26.79%				6.43%	6.29%
Without Sales Load [Member] | C000228430
Average Annual Return [Line Items]
Average Annual Return, Percent	26.84%				6.51%	6.37%
Without Sales Load [Member] | C000228429
Average Annual Return [Line Items]
Average Annual Return, Percent	26.73%				6.43%	6.30%
Without Sales Load [Member] | C000228427
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%				5.91%	5.77%
Without Sales Load [Member] | C000228426
Average Annual Return [Line Items]
Average Annual Return, Percent	26.44%				6.17%	6.03%
Without Sales Load [Member] | C000228425
Average Annual Return [Line Items]
Average Annual Return, Percent	26.72%				6.42%	6.29%
Without Sales Load [Member] | C000228424
Average Annual Return [Line Items]
Average Annual Return, Percent	26.78%				6.50%	6.37%
Without Sales Load [Member] | C000218936
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%				5.12%		6.94%
Without Sales Load [Member] | C000218940
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%				4.38%		6.18%
Without Sales Load [Member] | C000218939
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%				5.29%		7.12%
Without Sales Load [Member] | C000218938
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%				5.40%		7.23%
Without Sales Load [Member] | C000218937
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%				5.28%		7.12%
Without Sales Load [Member] | C000218935
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%				4.81%		6.63%
Without Sales Load [Member] | C000218934
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%				5.07%		6.89%
Without Sales Load [Member] | C000218933
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%				5.33%		7.16%
Without Sales Load [Member] | C000218932
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%				5.37%		7.21%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%			13.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%			13.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%			13.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%			13.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%			13.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%			13.48%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	4.80%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		2.88%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		2.88%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		2.88%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		2.88%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		2.88%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		2.88%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		2.88%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	24.33%				9.31%	9.04%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		(0.02%)
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%			12.64%
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%			12.64%
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%			12.64%
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%			12.64%
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%			12.64%
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%			12.64%
Lord Abbett Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.26%	3.05%
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Average Annual Return, Percent	4.69%		5.75%
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Average Annual Return, Percent	4.69%		5.75%
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Average Annual Return, Percent	4.69%		5.75%
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Average Annual Return, Percent	4.69%		5.75%
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Average Annual Return, Percent	4.69%		5.75%
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Average Annual Return, Percent	4.69%		5.75%
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Average Annual Return, Percent	4.69%		5.75%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	20.42%				4.95%	4.50%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Average Annual Return, Percent	5.56%				4.83%		6.58%